Basis of preparation of consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of exchange rates used to translate its foreign operations

	Closing rate			Average rate
Year ended December 31,	2025	2024	2023	2025	2024	2023
US Dollar ("US$")	5.5024	6.1923	4.8413	5.5855	5.3920	4.9954
Canadian dollar ("CAD")	4.0187	4.3047	3.6522	3.9981	3.9342	3.7026
Euro ("EUR")	6.4692	6.4363	5.3516	6.3095	5.8340	5.4023